Share-Based Compensation Plans - Restricted Stock Unit Activity And Related Information (Details) - Restricted Stock Units (RSUs)	3 Months Ended
Mar. 31, 2016 $ / shares shares
Number of Unvested Awards
Beginning Balance (in shares) | shares	954,034
Granted (in shares) | shares	0
Vested (in shares) | shares	(69,639)
Forfeited and canceled (in shares) | shares	0
Ending Balance (in shares) | shares	884,395
Weighted-Average Grant Date Fair Value
Beginning Balance (in dollars per share) | $ / shares	$ 1.66
Granted (in dollars per share) | $ / shares	0.00
Vested (in dollars per share) | $ / shares	1.69
Forfeited and canceled (in dollars per share) | $ / shares	0.00
Ending Balance (in dollars per share) | $ / shares	$ 1.66